Consildated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash		$ 12,160
Prepaid expenses and deposits	1,366	6,953
TOTAL CURRENT ASSETS	1,366	19,113
Property and equipment (note 6)	1,620	2,098
Assets of discontinued operations (note 4)		135
TOTAL ASSETS	2,986	21,346
LIABILITIES
Bank indebtedness	3,518
Accounts payable and accrued liabilities (note 12)	944,713	886,399
Notes payable (note 7)	328,436	286,886
Loans payable- related parties (note 8)	234,166	221,985
Liabilities of discontinued operations (note 4)	356,499	345,069
TOTAL LIABILITIES	1,867,332	1,740,339
SHAREHOLDERS' DEFICIENCY
COMMON STOCK, unlimited shares authorized; 197,344,159 and 113,844,159 shares issued and outstanding at December 31, 2012 and 2011, respectively (note 10)	7,519,319	7,395,770
CONTRIBUTED SURPLUS	1,050,160	1,050,160
PREPAID SHARE SUBSCRIPTION	(156,000)	(156,000)
ACCUMULATED DEFICIT	(9,714,075)	(9,483,785)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(563,750)	(525,138)
TOTAL SHAREHOLDERS' DEFICIENCY	(1,864,346)	(1,718,993)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIENCY	$ 2,986	$ 21,346